Loans and Allowance for Credit Losses, Loans by Loan to Value Ratio, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
High Value Properties, Threshold	$ 1
Loans by Loan to Value [Abstract]
Loans	953,110	[1]	$ 956,770	[1]	$ 967,604	$ 916,559	$ 862,551
Residential Mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	319,463		323,767
Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	314,458		311,018
Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	285,065		284,054		275,579	273,869	265,386
Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	280,077		271,332
Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	34,398		39,713		$ 46,237	$ 53,004	$ 59,717
Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	34,381		39,686
PCI Loans Carrying Value [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	5,009		12,835
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	4,988		12,722
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	17		27
PCI Loans Carrying Value [Member] | Residential Mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	5,005		12,749
LTV 0-60% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	163,419		150,203
LTV 0-60% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	147,666		133,902
LTV 0-60% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	15,753		16,301
LTV 60.01-80% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	115,660		117,557
LTV 60.01-80% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	104,477		104,639
LTV 60.01-80% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	11,183		12,918
LTV 80.01-100% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	17,246		20,504
LTV 80.01-100% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	12,372		13,924
LTV 80.01-100% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	4,874		6,580
LTV 100.01-120% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	2,807		4,295
LTV 100.01-120% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,211		1,868
LTV 100.01-120% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,596		2,427
LTV greater than 120% [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,062		1,791
LTV greater than 120% [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	484		783
LTV greater than 120% [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	578		1,008
No LTV/CLTV available [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	1,332		1,525
No LTV/CLTV available [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	935		1,073
No LTV/CLTV available [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	397		452
Government Insured Or Guaranteed [Member] | Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	12,932		15,143
Government Insured Or Guaranteed [Member] | Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	12,932		15,143
Government Insured Or Guaranteed [Member] | Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Loans	$ 0		$ 0

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.